Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events

9. SUBSEQUENT EVENTS

The Plan has evaluated, for consideration of recognition or disclosure, subsequent events, and has determined that, no significant events occurred after December 31, 2025, but prior to the issuance of these financial statements, that would have a material impact on its financial statements.